Convertible Senior Notes (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended				1 Months Ended					12 Months Ended				24 Months Ended
	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 Zero coupon convertible senior notes due 2012 USD ($)	Dec. 31, 2010 Zero coupon convertible senior notes due 2012 CNY	Jan. 31, 2009 Zero coupon convertible senior notes due 2012 USD ($)	Jan. 31, 2009 Zero coupon convertible senior notes due 2012 CNY	Dec. 31, 2007 Zero coupon convertible senior notes due 2012 USD ($) day	Dec. 31, 2011 Zero coupon convertible senior notes due 2012 USD ($)	Dec. 31, 2011 Zero coupon convertible senior notes due 2012 CNY	Dec. 31, 2010 Zero coupon convertible senior notes due 2012 CNY	Dec. 31, 2009 Zero coupon convertible senior notes due 2012 CNY	Dec. 15, 2010 Zero coupon convertible senior notes due 2012 USD ($)	Dec. 15, 2010 Zero coupon convertible senior notes due 2012 CNY	Jan. 02, 2009 Zero coupon convertible senior notes due 2012 USD ($)	Jan. 02, 2009 Zero coupon convertible senior notes due 2012 CNY	Dec. 13, 2007 Zero coupon convertible senior notes due 2012 USD ($) USDPerADS
Convertible Senior Notes
Principal amount																		$ 172,500
Net proceeds from the offering									166,800
Initial conversion rate per US$1									$ 23.0415
Conversion price (in dollars per ADS)			4.06	4.06														43.40
Total number of shares to be converted									3,974,659
Redemption price per US$1 principal amount																		$ 1.2883
Redemption price of debt instrument (as a percent)																		128.83%
Minimum number of trading days triggering conversion or redemption feature (in days)									20
The maximum period of consecutive trading days that the closing price of the Company's ADS exceeds a specified percentage of the conversion price to trigger conversion or redemption feature of notes (in days)									30
Percentage of the effective conversion price as a condition for conversion or redemption of Senior Notes									120.00%
Percentage of the average conversion value as a condition for conversion or redemption of Senior Notes									97.00%
Percentage of the average conversion value as a condition for conversion or redemption of Senior Notes					130.00%	130.00%								150.00%	150.00%
Rate of return per annum (as a percent)														5.125%	5.125%
Equity component (conversion option)																6,064	44,479
Carrying Amount						7,947				1,202	7,561	7,947		1,200	7,561	166,454	1,224,569
Debt discount amortized	105,626	54,554					6,046	44,479				14,103	12,871
Effective interest rate (as a percent)							6.46%	6.46%
Aggregate principal amount repurchased and settled in cash														171,300	1,140,276
Accrued unpaid interest payable repurchased and settled in cash					28,145	187,347
Convertible Senior Notes
Principal amount of Convertible Senior Notes						7,947				1,202	7,561	7,947		1,200	7,561	166,454	1,224,569
Cumulative interest payable						174				263	1,657	174
Net carrying amount			1,465	9,218		8,121				1,465	9,218	8,121
Carrying amount of additional paid-in-capital						43,016				6,835	43,016	43,016
Debt issuance cost capitalized																		5,473
Interest relating to the Convertible Senior Notes
Contractual coupon interest										236	1,483	64,786	65,263
Amortization of debt discount	105,626	54,554					6,046	44,479				14,103	12,871
Amortization of debt issuance cost												11,846	12,453
Interest cost capitalized										(58)	(362)	(34,789)	(25,092)
Total interests expense										$ 178	1,121	55,946	65,495